Supplement to the
Fidelity® Health Savings Fund and Fidelity® Health Savings Index Fund
November 29, 2022
Prospectus

Geoff Stein no longer serves as a Co-Portfolio Manager of each fund.
The following information supplements information for Fidelity® Health Savings Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Hongshu Chen (Co-Portfolio Manager) has managed the fund since 2023.
The following information supplements information for Fidelity® Health Savings Index Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Hongshu Chen (Co-Portfolio Manager) has managed the fund since 2023.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Hongshu Chen is Co-Portfolio Manager of each fund, which he has managed since 2023. Since joining Fidelity Investments in 2007, Mr. Chen has worked as a quantitative analyst and portfolio manager.
HSI-PSTK-0523-100 1.9909737.100	May 1, 2023
Supplement to the
Fidelity® Health Savings Fund
Class K
November 29, 2022
Prospectus

Geoff Stein no longer serves as a Co-Portfolio Manager of the fund.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Hongshu Chen (Co-Portfolio Manager) has managed the fund since 2023.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Hongshu Chen is Co-Portfolio Manager of the fund, which he has managed since 2023. Since joining Fidelity Investments in 2007, Mr. Chen has worked as a quantitative analyst and portfolio manager.
HSF-K-PSTK-0523-100 1.9909738.100	May 1, 2023